Submission	Aug. 12, 2026
Submission [Line Items]
Central Index Key	0000049826
Registrant Name	ILLINOIS TOOL WORKS INC
Registration File Number	333-297334
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES